DEBENTURES – RELATED PARTIES (Tables 1)	9 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Convertible Debt

	September 30, 2015	December 31, 2014
Line of credit convertible debenture	$424,192	$424,078
2014 non-convertible notes - related party	-	150,000
Total	424,192	574,078
Less : Debt discount, net of accretion	(34,014)	(76,492)
Total long-term debenture – related party	$390,178	$497,586